SUPPLEMENT

DATED MARCH 29, 2010 TO

THE HARTFORD SELECT SMALLCAP VALUE FUND

PROSPECTUS AND SUMMARY PROSPECTUS
EACH DATED MARCH 1, 2010 (THE “PROSPECTUSES”)

The Hartford Select SmallCap Value Fund

Effective immediately, William H. DeRoche and Chuck Martin of SSgA Fund Management, Inc. (“SSgA FM”) will no longer serve as portfolio managers of The Hartford Select SmallCap Value Fund.  The portion of the fund allocated to SSgA FM will be managed by the U.S. Enhanced Equity Team with portfolio managers John O’Connell and Scott Conlon having day-to-day management responsibility.

Accordingly, the following change is being made to the above referenced Prospectus and Summary Prospectus:

In the section titled “The Hartford Select SmallCap Value Fund – Management – SSgA Fund Management, Inc.” the disclosure is deleted and replaced with the following:

SSgA Funds Management, Inc.:

Portfolio Manager	Title	Involved with Fund Since
Scott P. Conlon, CFA	Principal SSgA FM	2008

John O’Connell	Principal SSgA FM	2008

In addition, the following change is being made to the above referenced Prospectus:

In the section titled “The Investment Manager and Sub-Adviser(s) – Portfolio Managers – SSgA Funds Management, Inc.” the disclosure is deleted and replaced with the following:

Scott P. Conlon, CFA, Principal of SSgA FM and a member of SSgA’s Global Enhanced Equities group. Mr. Conlon is responsible for research, portfolio management, product development and positioning across multiple investment strategies within this group. Prior to joining SSgA, Mr. Conlon worked for Merrill Lynch Investment Managers in the institutional short-term fixed income group. Mr. Conlon has worked in the investment management industry since 1999.

John O’Connell, Principal of SSgA FM and a Portfolio Manager in SSgA’s Global Enhanced Equity Group. Mr. O’Connell joined this group in April 2000. Prior to this, Mr. O’Connell worked as an Investment Associate in the Global Structured Products Group.

This Supplement should be retained with your Prospectus for future reference.

HV-7020	March 2010

SUPPLEMENT

DATED MARCH 29, 2010 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2010

FOR THE HARTFORD MUTUAL FUNDS (THE “SAI”)

The above referenced SAI is revised as follows:

The Hartford Select SmallCap Value Fund

Effective immediately, William H. DeRoche and Chuck Martin of SSgA Fund Management, Inc. (“SSgA FM”) will no longer serve as portfolio managers of the portion of The Hartford Select SmallCap Value Fund (the “Fund”) allocated to SSgA FM.  Accordingly, all references to Mr. DeRoche and Mr. Martin in the SAI are deleted.

The portion of the fund allocated to SSgA FM will be managed by the U.S. Enhanced Equity Team with portfolio managers John O’Connell and Scott Conlon having day-to-day management responsibility.

In addition, the following changes are being made to the SAI:

(1)  In the section entitled “Portfolio Managers — Other Accounts Sub-advised by SSgA FM Portfolio Managers” the disclosure pertaining to William H. DeRoche and Chuck Martin is deleted and replaced with the following:

The following table lists the number and types of other accounts managed by the SSgA FM portfolio managers and assets under management in those accounts as of December 31, 2009:

PORTFOLIO MANAGER*	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in Billions)	POOLED ACCOUNTS	ASSETS MANAGED (in Billions)	OTHER ACCOUNTS	ASSETS MANAGED (in Billions)
Scott P. Conlon, CFA	3	$0.15	23	$5.76	35	$11.52
John O’Connell	3	$0.15	23	$5.76	35	$11.52

*The following table lists the number and types of other accounts managed by the U.S. Enhanced Equity Team and assets under management in those accounts.  Enhanced assets are managed on a team basis.  This table refers to SSgA, comprised of all the investment management affiliates of State Street Corporation, including SSgA FM.  The advisory fee for 15 of these pooled accounts and 11 of these other accounts is based upon performance.

(2)  In the section entitled “Portfolio Managers of the Funds — Equity Securities Beneficially owned by SSgA FM Portfolio Managers” the first sentence is deleted and replaced with the following:

As of December 31, 2009, the portfolio managers do not own any shares of Select SmallCap Value Fund.

This Supplement should be retained with your SAI for future reference.

March 2010